Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000112567
Shareholder Report [Line Items]
Fund Name	WisdomTree China ex-State-Owned Enterprises Fund
Trading Symbol	CXSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 30.63% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI China Index, which returned 40.44% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Utilities, driven by strong allocation effects resulting from underweights to two underperforming sectors.

  Consumer Discretionary also contributed modestly to performance, primarily due to positive stock selection effects.

  Information Technology and Communication Services detracted significantly from performance due to poor stock selection effects. Information Technology’s negative stock selection impact outweighed positive allocation effects from an overweight.

   Financials was also a headwind due to a mix of poor stock selection and allocation effects.

  The Fund’s avoidance of state-owned enterprises (SOEs) contributed positively to performance during the period, as Chinese SOEs underperformed non-SOEs during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree China ex-State-Owned Enterprises Fund $14,006	MSCI China Index $12,813	WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index $14,446Footnote Reference*
3/31/15	$10,000	$10,000	$10,000
4/30/15	$11,601	$11,668	$11,599
5/31/15	$10,914	$11,236	$10,917
6/30/15	$10,120	$10,604	$10,187
7/31/15	$9,176	$9,462	$9,267
8/31/15	$7,965	$8,357	$8,104
9/30/15	$7,849	$8,195	$7,986
10/31/15	$9,229	$8,940	$9,391
11/30/15	$9,386	$8,638	$9,626
12/31/15	$9,277	$8,525	$9,514
1/31/16	$7,964	$7,441	$8,166
2/29/16	$7,805	$7,253	$8,012
3/31/16	$8,660	$8,116	$8,898
4/30/16	$8,694	$8,100	$8,939
5/31/16	$8,621	$8,039	$8,865
6/30/16	$8,435	$8,125	$8,660
7/31/16	$8,677	$8,409	$8,924
8/31/16	$9,453	$9,029	$9,727
9/30/16	$9,805	$9,257	$10,097
10/31/16	$9,722	$9,078	$10,015
11/30/16	$9,630	$8,969	$9,925
12/31/16	$9,166	$8,602	$9,451
1/31/17	$9,865	$9,186	$10,171
2/28/17	$10,326	$9,511	$10,647
3/31/17	$10,734	$9,714	$11,066
4/30/17	$11,145	$9,973	$11,496
5/31/17	$12,022	$10,499	$12,411
6/30/17	$12,342	$10,741	$12,752
7/31/17	$13,710	$11,695	$14,158
8/31/17	$14,179	$12,188	$14,645
9/30/17	$14,775	$12,315	$15,271
10/31/17	$15,470	$12,804	$15,979
11/30/17	$15,835	$13,004	$16,340
12/31/17	$16,320	$13,253	$16,832
1/31/18	$17,784	$14,908	$18,365
2/28/18	$16,987	$13,953	$17,549
3/31/18	$16,517	$13,494	$17,089
4/30/18	$16,062	$13,491	$16,617
5/31/18	$16,579	$13,739	$17,186
6/30/18	$15,621	$13,021	$16,154
7/31/18	$14,875	$12,697	$15,405
8/31/18	$14,172	$12,215	$14,686
9/30/18	$13,731	$12,044	$14,247
10/31/18	$12,031	$10,662	$12,155
11/30/18	$12,743	$11,444	$12,883
12/31/18	$11,762	$10,751	$11,895
1/31/19	$13,119	$11,940	$13,273
2/28/19	$14,084	$12,352	$14,240
3/31/19	$14,887	$12,653	$15,059
4/30/19	$15,329	$12,935	$15,507
5/31/19	$13,110	$11,242	$13,266
6/30/19	$14,242	$12,145	$14,424
7/31/19	$14,275	$12,079	$14,461
8/31/19	$13,851	$11,574	$14,046
9/30/19	$13,838	$11,571	$14,019
10/31/19	$14,615	$12,038	$14,823
11/30/19	$14,958	$12,253	$15,177
12/31/19	$16,049	$13,273	$16,286
1/31/20	$15,768	$12,636	$15,964
2/29/20	$15,989	$12,759	$16,239
3/31/20	$14,896	$11,917	$15,126
4/30/20	$16,059	$12,670	$16,254
5/31/20	$16,541	$12,607	$16,798
6/30/20	$18,655	$13,740	$18,887
7/31/20	$20,678	$15,037	$21,035
8/31/20	$22,128	$15,891	$22,506
9/30/20	$21,713	$15,456	$22,117
10/31/20	$23,097	$16,274	$23,473
11/30/20	$24,013	$16,725	$24,438
12/31/20	$25,772	$17,188	$26,237
1/31/21	$27,754	$18,454	$28,250
2/28/21	$27,505	$18,263	$27,979
3/31/21	$25,136	$17,115	$25,583
4/30/21	$25,881	$17,352	$26,362
5/31/21	$25,585	$17,486	$26,478
6/30/21	$26,399	$17,503	$26,824
7/31/21	$22,455	$15,080	$22,816
8/31/21	$22,020	$15,081	$22,381
9/30/21	$20,978	$14,323	$21,327
10/31/21	$21,893	$14,775	$22,275
11/30/21	$20,692	$13,893	$21,057
12/31/21	$19,647	$13,455	$20,023
1/31/22	$18,397	$13,058	$18,730
2/28/22	$17,796	$12,549	$18,126
3/31/22	$16,137	$11,545	$16,437
4/30/22	$15,142	$11,074	$15,434
5/31/22	$15,387	$11,204	$15,685
6/30/22	$16,839	$11,939	$17,050
7/31/22	$15,129	$10,805	$15,442
8/31/22	$15,002	$10,830	$15,320
9/30/22	$12,625	$9,253	$12,896
10/31/22	$10,639	$7,698	$10,883
11/30/22	$13,381	$9,985	$13,698
12/31/22	$13,971	$10,504	$14,305
1/31/23	$15,649	$11,742	$16,031
2/28/23	$13,684	$10,523	$14,020
3/31/23	$13,919	$10,999	$14,268
4/30/23	$13,110	$10,431	$13,437
5/31/23	$11,903	$9,552	$12,197
6/30/23	$12,314	$9,931	$12,623
7/31/23	$13,853	$10,999	$14,208
8/31/23	$12,515	$10,014	$12,838
9/30/23	$12,019	$9,739	$12,331
10/31/23	$11,603	$9,323	$11,908
11/30/23	$11,624	$9,558	$11,932
12/31/23	$11,362	$9,328	$11,666
1/31/24	$9,653	$8,338	$9,911
2/29/24	$10,722	$9,038	$11,009
3/31/24	$10,722	$9,123	$11,006
4/30/24	$11,261	$9,725	$11,575
5/31/24	$11,354	$9,958	$11,673
6/30/24	$10,924	$9,770	$11,231
7/31/24	$10,879	$9,640	$11,185
8/31/24	$10,855	$9,737	$11,167
9/30/24	$14,060	$12,065	$14,476
10/31/24	$13,098	$11,351	$13,491
11/30/24	$12,539	$10,848	$12,916
12/31/24	$12,451	$11,139	$12,830
1/31/25	$12,522	$11,242	$12,909
2/28/25	$13,808	$12,564	$14,237
3/31/25	$14,006	$12,813	$14,446

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	30.63%	-1.22%	3.43%
MSCI China Index	40.44%	1.46%	2.51%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index	31.25%	-0.92%	3.75%

AssetsNet	$ 425,407,178
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,238,073
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$425,407,178 # of Portfolio Holdings204 Portfolio Turnover Rate28% Investment Advisory Fees Paid$1,238,073
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Discretionary	30.5%
Communication Services	18.3%
Health Care	11.1%
Industrials	11.1%
Information Technology	10.6%
Financials	7.1%
Consumer Staples	6.4%
Materials	2.5%
Real Estate	1.8%
Utilities	0.5%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	10.8%
Alibaba Group Holding Ltd.	10.3%
Ping An Insurance Group Co. of China Ltd.	4.2%
Meituan	3.7%
Contemporary Amperex Technology Co. Ltd.	3.4%
BYD Co. Ltd.	3.4%
PDD Holdings, Inc.	3.3%
JD.com, Inc.	2.1%
Midea Group Co. Ltd.	1.8%
NetEase, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000145138
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Trading Symbol	XSOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.29% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposure to Materials, driven by a mix of positive allocation and stock selection effects.

  Energy also contributed positively to performance, primarily due to positive allocation effects.

  Information Technology detracted meaningfully from performance due to poor stock selection effects.

  The Fund benefited from its exposure to India, primarily due to strong stock selection effects.

  China detracted significantly from performance due to a blend of poor stock selection and allocation effects.

  Taiwan was also a headwind due to negative stock selection effects.

  The Fund’s avoidance of state-owned enterprises (SOEs) detracted from performance during the period, as SOEs outperformed non-SOEs within the broad MSCI Emerging Markets benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $	MSCI Emerging Markets Index $	WisdomTree Emerging Markets ex-State-Owned Enterprises Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,568	10,769	10,607
5/31/15	10,191	10,338	10,222
6/30/15	9,934	10,069	10,003
7/31/15	9,316	9,371	9,363
8/31/15	8,459	8,524	8,559
9/30/15	8,230	8,267	8,340
10/31/15	8,963	8,857	9,114
11/30/15	8,734	8,512	8,946
12/31/15	8,498	8,322	8,699
1/31/16	7,967	7,782	8,142
2/29/16	7,881	7,769	8,088
3/31/16	8,831	8,797	9,079
4/30/16	8,818	8,845	9,091
5/31/16	8,584	8,515	8,855
6/30/16	8,810	8,856	9,082
7/31/16	9,206	9,301	9,504
8/31/16	9,478	9,532	9,797
9/30/16	9,655	9,655	9,990
10/31/16	9,614	9,678	9,948
11/30/16	9,116	9,232	9,439
12/31/16	9,124	9,253	9,450
1/31/17	9,645	9,759	9,981
2/28/17	9,966	10,058	10,312
3/31/17	10,303	10,312	10,692
4/30/17	10,591	10,538	10,995
5/31/17	11,004	10,849	11,435
6/30/17	11,203	10,958	11,645
7/31/17	11,954	11,612	12,439
8/31/17	12,225	11,871	12,735
9/30/17	12,296	11,823	12,802
10/31/17	12,773	12,238	13,321
11/30/17	12,903	12,262	13,468
12/31/17	13,366	12,703	13,948
1/31/18	14,344	13,761	14,983
2/28/18	13,715	13,127	14,328
3/31/18	13,400	12,883	14,022
4/30/18	13,207	12,826	13,831
5/31/18	12,905	12,371	13,531
6/30/18	12,401	11,857	12,990
7/31/18	12,540	12,118	13,142
8/31/18	12,182	11,790	12,777
9/30/18	11,980	11,727	12,575
10/31/18	10,733	10,706	11,205
11/30/18	11,280	11,147	11,790
12/31/18	10,877	10,852	11,388
1/31/19	11,907	11,802	12,452
2/28/19	12,048	11,829	12,607
3/31/19	12,265	11,928	12,845
4/30/19	12,610	12,179	13,210
5/31/19	11,515	11,295	12,070
6/30/19	12,267	12,000	12,865
7/31/19	12,199	11,854	12,792
8/31/19	11,728	11,276	12,288
9/30/19	11,947	11,491	12,517
10/31/19	12,493	11,975	13,101
11/30/19	12,619	11,959	13,241
12/31/19	13,505	12,851	14,187
1/31/20	13,083	12,252	13,733
2/29/20	12,465	11,606	13,081
3/31/20	10,626	9,818	11,140
4/30/20	11,675	10,718	12,257
5/31/20	11,941	10,800	12,540
6/30/20	13,055	11,594	13,696
7/31/20	14,379	12,630	15,093
8/31/20	14,824	12,909	15,554
9/30/20	14,665	12,702	15,427
10/31/20	15,069	12,964	15,859
11/30/20	16,236	14,163	17,146
12/31/20	17,492	15,204	18,516
1/31/21	18,113	15,670	19,183
2/28/21	18,236	15,790	19,291
3/31/21	17,764	15,551	18,810
4/30/21	18,279	15,938	19,375
5/31/21	18,315	16,308	19,681
6/30/21	18,615	16,336	19,749
7/31/21	17,291	15,237	18,347
8/31/21	17,543	15,636	18,625
9/30/21	16,747	15,014	17,793
10/31/21	16,996	15,162	18,075
11/30/21	16,328	14,544	17,361
12/31/21	16,529	14,817	17,596
1/31/22	15,882	14,537	16,878
2/28/22	15,142	14,102	16,126
3/31/22	14,797	13,784	15,819
4/30/22	13,818	13,017	14,798
5/31/22	13,822	13,074	14,814
6/30/22	12,946	12,206	13,842
7/31/22	12,919	12,176	13,857
8/31/22	12,950	12,226	13,909
9/30/22	11,370	10,793	12,149
10/31/22	11,023	10,458	11,792
11/30/22	12,567	12,009	13,460
12/31/22	12,293	11,840	13,186
1/31/23	13,298	12,775	14,239
2/28/23	12,334	11,947	13,205
3/31/23	12,695	12,309	13,595
4/30/23	12,462	12,169	13,343
5/31/23	12,348	11,965	13,257
6/30/23	12,805	12,419	13,758
7/31/23	13,706	13,192	14,746
8/31/23	12,865	12,380	13,853
9/30/23	12,409	12,056	13,362
10/31/23	11,951	11,587	12,863
11/30/23	12,923	12,515	13,927
12/31/23	13,501	13,004	14,586
1/31/24	12,789	12,400	13,826
2/29/24	13,417	12,990	14,499
3/31/24	13,738	13,312	14,874
4/30/24	13,743	13,371	14,898
5/31/24	13,827	13,447	14,998
6/30/24	14,376	13,977	15,622
7/31/24	14,413	14,019	15,702
8/31/24	14,633	14,245	15,943
9/30/24	15,763	15,197	17,189
10/31/24	15,110	14,521	16,391
11/30/24	14,635	13,999	15,884
12/31/24	14,508	13,980	15,731
1/31/25	14,649	14,230	15,853
2/28/25	14,508	14,299	15,686
3/31/25	14,465	14,389	15,670

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	5.29%	6.36%	3.76%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	5.35%	7.06%	4.59%

AssetsNet	$ 1,648,745,300
Holdings Count | Holding	767
Advisory Fees Paid, Amount	$ 6,058,717
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,648,745,300 # of Portfolio Holdings767 Portfolio Turnover Rate18% Investment Advisory Fees Paid$6,058,717
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	24.4%
Financials	18.8%
Consumer Discretionary	16.5%
Communication Services	9.4%
Industrials	8.2%
Materials	6.0%
Consumer Staples	5.8%
Health Care	5.8%
Energy	2.5%
Utilities	1.5%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	4.6%
Alibaba Group Holding Ltd.	3.0%
Samsung Electronics Co. Ltd.	2.8%
Al Rajhi Bank	2.1%
HDFC Bank Ltd.	2.0%
Reliance Industries Ltd.	1.7%
MercadoLibre, Inc.	1.3%
ICICI Bank Ltd.	1.3%
Meituan	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042129
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets High Dividend Fund
Trading Symbol	DEM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.67% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection effects.

  Consumer Staples and Industrials also contributed positively to performance, each driven by positive stock selection effects.

  Consumer Discretionary and Communication Services detracted significantly from performance due to a mix of negative allocation and stock selection effects in each sector.

  Energy was also a headwind due to negative allocation effects resulting from overweighting an underperforming sector.

  The Fund benefited from its exposure to Korea, driven by a mix of strong allocation and stock selection effects.

  India also contributed positively to performance, primarily due to positive allocation effects.

  China detracted significantly from performance due to poor stock selection and allocation effects.

  Taiwan and Brazil were also headwinds due to negative stock selection in the former and poor allocation effects in the latter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets High Dividend Fund $	MSCI Emerging Markets Index $	MSCI Emerging Markets Value Index $	WisdomTree Emerging Markets High Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	11,120	10,769	10,942	11,122
5/31/15	10,567	10,338	10,450	10,574
6/30/15	10,299	10,069	10,179	10,317
7/31/15	9,498	9,371	9,434	9,510
8/31/15	8,620	8,524	8,531	8,644
9/30/15	8,119	8,267	8,231	8,148
10/31/15	8,615	8,857	8,807	8,676
11/30/15	8,133	8,512	8,329	8,195
12/31/15	7,821	8,322	8,112	7,887
1/31/16	7,416	7,782	7,586	7,482
2/29/16	7,605	7,769	7,627	7,679
3/31/16	8,593	8,797	8,744	8,674
4/30/16	8,858	8,845	8,861	8,950
5/31/16	8,252	8,515	8,353	8,337
6/30/16	8,740	8,856	8,713	8,831
7/31/16	9,249	9,301	9,181	9,355
8/31/16	9,320	9,532	9,353	9,437
9/30/16	9,428	9,655	9,424	9,557
10/31/16	9,564	9,678	9,563	9,713
11/30/16	9,350	9,232	9,249	9,502
12/31/16	9,584	9,253	9,320	9,746
1/31/17	9,894	9,759	9,746	10,062
2/28/17	10,182	10,058	10,100	10,361
3/31/17	10,350	10,312	10,267	10,539
4/30/17	10,426	10,538	10,352	10,615
5/31/17	10,446	10,849	10,582	10,634
6/30/17	10,527	10,958	10,592	10,712
7/31/17	10,985	11,612	11,153	11,196
8/31/17	11,352	11,871	11,392	11,581
9/30/17	11,237	11,823	11,172	11,470
10/31/17	11,395	12,238	11,543	11,659
11/30/17	11,369	12,262	11,455	11,637
12/31/17	11,968	12,703	11,937	12,242
1/31/18	13,018	13,761	12,978	13,317
2/28/18	12,674	13,127	12,372	12,976
3/31/18	12,502	12,883	12,130	12,813
4/30/18	12,399	12,826	12,237	12,665
5/31/18	12,002	12,371	11,648	12,265
6/30/18	11,490	11,857	11,045	11,729
7/31/18	12,013	12,118	11,492	12,272
8/31/18	11,730	11,790	11,249	11,986
9/30/18	12,033	11,727	11,425	12,309
10/31/18	11,057	10,706	10,589	11,333
11/30/18	11,288	11,147	10,901	11,587
12/31/18	11,093	10,852	10,655	11,400
1/31/19	12,085	11,802	11,518	12,425
2/28/19	12,069	11,829	11,478	12,417
3/31/19	12,081	11,928	11,491	12,448
4/30/19	12,236	12,179	11,626	12,603
5/31/19	11,788	11,295	11,014	12,139
6/30/19	12,460	12,000	11,602	12,849
7/31/19	12,295	11,854	11,290	12,676
8/31/19	11,660	11,276	10,616	12,028
9/30/19	11,888	11,491	10,851	12,275
10/31/19	12,351	11,975	11,224	12,792
11/30/19	12,348	11,959	11,145	12,792
12/31/19	13,241	12,851	11,929	13,736
1/31/20	12,363	12,252	11,125	12,817
2/29/20	11,490	11,606	10,414	11,917
3/31/20	9,416	9,818	8,589	9,763
4/30/20	10,281	10,718	9,316	10,647
5/31/20	10,353	10,800	9,283	10,747
6/30/20	10,674	11,594	9,776	11,075
7/31/20	10,965	12,630	10,398	11,388
8/31/20	11,015	12,909	10,475	11,449
9/30/20	10,608	12,702	10,232	11,033
10/31/20	10,517	12,964	10,274	10,973
11/30/20	11,832	14,163	11,593	12,372
12/31/20	12,495	15,204	12,583	13,106
1/31/21	12,309	15,670	12,678	12,913
2/28/21	12,920	15,790	13,030	13,557
3/31/21	13,500	15,551	13,100	14,160
4/30/21	13,811	15,938	13,401	14,493
5/31/21	14,183	16,308	13,922	15,034
6/30/21	14,133	16,336	13,843	14,845
7/31/21	13,756	15,237	13,185	14,451
8/31/21	14,164	15,636	13,549	14,896
9/30/21	13,926	15,014	13,140	14,676
10/31/21	13,714	15,162	13,182	14,482
11/30/21	13,275	14,544	12,638	14,024
12/31/21	13,955	14,817	13,086	14,779
1/31/22	14,357	14,537	12,989	15,212
2/28/22	14,103	14,102	12,775	14,993
3/31/22	14,262	13,784	12,638	15,260
4/30/22	13,338	13,017	11,926	14,288
5/31/22	13,562	13,074	12,029	14,532
6/30/22	12,239	12,206	11,269	13,111
7/31/22	12,156	12,176	11,167	13,038
8/31/22	12,252	12,226	11,179	13,145
9/30/22	11,373	10,793	10,035	12,095
10/31/22	11,124	10,458	9,858	11,859
11/30/22	12,726	12,009	11,184	13,588
12/31/22	12,515	11,840	11,015	13,396
1/31/23	13,440	12,775	11,809	14,396
2/28/23	12,981	11,947	11,171	13,881
3/31/23	13,269	12,309	11,445	14,190
4/30/23	13,360	12,169	11,491	14,294
5/31/23	13,062	11,965	11,276	13,974
6/30/23	13,615	12,419	11,734	14,566
7/31/23	14,538	13,192	12,500	15,560
8/31/23	13,855	12,380	11,762	14,830
9/30/23	13,852	12,056	11,643	14,857
10/31/23	13,451	11,587	11,182	14,450
11/30/23	14,371	12,515	11,938	15,456
12/31/23	15,135	13,004	12,580	16,321
1/31/24	14,856	12,400	12,124	16,035
2/29/24	15,357	12,990	12,613	16,591
3/31/24	15,616	13,312	12,746	16,859
4/30/24	15,716	13,371	12,829	16,996
5/31/24	16,168	13,447	12,961	17,504
6/30/24	16,427	13,977	13,393	17,807
7/31/24	16,204	14,019	13,478	17,605
8/31/24	16,711	14,245	13,687	18,152
9/30/24	17,150	15,197	14,481	18,636
10/31/24	16,386	14,521	13,707	17,802
11/30/24	15,994	13,999	13,243	17,369
12/31/24	15,924	13,980	13,147	17,321
1/31/25	16,193	14,230	13,343	17,614
2/28/25	16,169	14,299	13,502	17,599
3/31/25	16,501	14,389	13,715	17,984

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	5.67%	11.87%	5.14%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%
WisdomTree Emerging Markets High Dividend Index	6.67%	13.00%	6.04%

AssetsNet	$ 2,793,118,742
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 18,026,811
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,793,118,742 # of Portfolio Holdings497 Portfolio Turnover Rate52% Investment Advisory Fees Paid$18,026,811
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	27.7%
Energy	13.4%
Materials	11.0%
Information Technology	10.8%
Industrials	8.5%
Consumer Discretionary	6.4%
Consumer Staples	6.3%
Utilities	5.2%
Communication Services	4.9%
Real Estate	3.9%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

China Construction Bank Corp.	4.6%
Vale SA	3.6%
MediaTek, Inc.	2.9%
Petroleo Brasileiro SA	2.7%
China Merchants Bank Co. Ltd.	2.7%
Saudi Arabian Oil Co.	2.6%
Industrial & Commercial Bank of China Ltd.	2.3%
Bank of China Ltd.	2.1%
China Shenhua Energy Co. Ltd.	1.4%
Industrial Bank Co. Ltd.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202064
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Multifactor Fund
Trading Symbol	EMMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 2.32% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy, Industrials and Utilities, each driven by strong stock selection effects.

  Communication Services and Consumer Discretionary detracted significantly from performance due to poor stock selection effects.

  Information Technology was also a notable headwind, driven primarily by weak stock selection.

  The Fund benefited significantly from its exposures to Korea, each driven by strong allocation and selection effects.

  Brazil also contributed positively to performance, primarily due to strong stock selection effects.

  China detracted significantly from performance due to a mix of poor allocation and stock selection effects.

  Turkey was also a notable headwind due to negative allocation impacts.

  The Fund’s dynamic currency hedging strategy was relatively unimpactful during the period as EM currencies exhibited mixed performance versus the dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets Multifactor Fund $12,426	MSCI Emerging Markets Index $12,144
8/10/18	$10,000	$10,000
8/31/18	$10,016	$9,951
9/30/18	$10,012	$9,898
10/31/18	$9,282	$9,036
11/30/18	$9,538	$9,408
12/31/18	$9,246	$9,159
1/31/19	$9,658	$9,961
2/28/19	$9,654	$9,983
3/31/19	$9,648	$10,067
4/30/19	$9,718	$10,279
5/31/19	$9,293	$9,533
6/30/19	$9,634	$10,128
7/31/19	$9,404	$10,004
8/31/19	$9,140	$9,517
9/30/19	$9,084	$9,698
10/31/19	$9,301	$10,107
11/30/19	$9,155	$10,093
12/31/19	$9,522	$10,846
1/31/20	$9,161	$10,341
2/29/20	$8,602	$9,795
3/31/20	$7,483	$8,287
4/30/20	$8,141	$9,046
5/31/20	$8,297	$9,115
6/30/20	$8,621	$9,785
7/31/20	$9,291	$10,660
8/31/20	$9,350	$10,895
9/30/20	$9,223	$10,720
10/31/20	$9,296	$10,941
11/30/20	$9,835	$11,953
12/31/20	$10,440	$12,832
1/31/21	$10,805	$13,225
2/28/21	$10,857	$13,326
3/31/21	$11,084	$13,125
4/30/21	$11,407	$13,452
5/31/21	$11,583	$13,764
6/30/21	$11,422	$13,788
7/31/21	$11,006	$12,860
8/31/21	$11,418	$13,196
9/30/21	$11,115	$12,672
10/31/21	$11,106	$12,797
11/30/21	$10,754	$12,275
12/31/21	$11,058	$12,506
1/31/22	$10,882	$12,269
2/28/22	$10,564	$11,902
3/31/22	$10,450	$11,633
4/30/22	$10,035	$10,986
5/31/22	$10,163	$11,035
6/30/22	$9,337	$10,301
7/31/22	$9,363	$10,276
8/31/22	$9,510	$10,319
9/30/22	$8,862	$9,109
10/31/22	$8,980	$8,827
11/30/22	$9,709	$10,136
12/31/22	$9,576	$9,993
1/31/23	$9,959	$10,782
2/28/23	$9,626	$10,083
3/31/23	$9,859	$10,389
4/30/23	$10,065	$10,271
5/31/23	$10,019	$10,098
6/30/23	$10,445	$10,482
7/31/23	$11,001	$11,134
8/31/23	$10,629	$10,448
9/30/23	$10,587	$10,175
10/31/23	$10,254	$9,780
11/30/23	$10,883	$10,562
12/31/23	$11,429	$10,975
1/31/24	$11,420	$10,466
2/29/24	$11,954	$10,964
3/31/24	$12,144	$11,235
4/30/24	$12,200	$11,286
5/31/24	$12,321	$11,349
6/30/24	$12,861	$11,797
7/31/24	$12,847	$11,832
8/31/24	$13,038	$12,023
9/30/24	$13,276	$12,826
10/31/24	$12,742	$12,255
11/30/24	$12,518	$11,815
12/31/24	$12,502	$11,799
1/31/25	$12,568	$12,010
2/28/25	$12,177	$12,068
3/31/25	$12,426	$12,144

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	2.32%	10.67%	3.33%
MSCI Emerging Markets Index	8.09%	7.94%	2.97%

AssetsNet	$ 81,587,875
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 186,011
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$81,587,875 # of Portfolio Holdings218 Portfolio Turnover Rate124% Investment Advisory Fees Paid$186,011
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	21.9%
Information Technology	18.5%
Consumer Discretionary	14.4%
Communication Services	11.1%
Consumer Staples	10.2%
Industrials	7.1%
Health Care	6.6%
Utilities	5.6%
Materials	2.8%
Energy	1.3%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities (Net)	0.5%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Tencent Holdings Ltd.	3.3%
Hyundai Motor Co.	2.0%
Pop Mart International Group Ltd.	1.4%
Alibaba Group Holding Ltd.	1.3%
Fuyao Glass Industry Group Co. Ltd.	1.1%
Vipshop Holdings Ltd.	1.1%
Banco do Brasil SA	1.0%
Want Want China Holdings Ltd.	1.0%
Hansoh Pharmaceutical Group Co. Ltd.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000128625
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Quality Dividend Growth Fund
Trading Symbol	DGRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -2.64% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposure to Materials, driven by favorable allocation and stock selection effects.

  Communication Services, Consumer Discretionary, and Consumer Staples detracted significantly from performance, each due to a combination of poor stock selection and negative allocation effects.

  Industrials and Financials were also notable headwinds, primarily driven by negative stock selection.

  The Fund benefited from its exposures to Korea and Mexico, driven by strong stock selection effects in each country.

  China detracted significantly from performance due to poor allocation effects resulting from excluding China in the Fund’s methodology.

  India and Turkey were also notable headwinds, each driven by negative stock selection and poor allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets Quality Dividend Growth Fund $	MSCI Emerging Markets Index $
3/31/15	10,000	10,000
4/30/15	10,411	10,769
5/31/15	10,021	10,338
6/30/15	9,982	10,069
7/31/15	9,375	9,371
8/31/15	8,588	8,524
9/30/15	8,168	8,267
10/31/15	8,760	8,857
11/30/15	8,564	8,512
12/31/15	8,368	8,322
1/31/16	7,917	7,782
2/29/16	8,023	7,769
3/31/16	9,007	8,797
4/30/16	9,058	8,845
5/31/16	8,738	8,515
6/30/16	9,265	8,856
7/31/16	9,691	9,301
8/31/16	9,734	9,532
9/30/16	9,891	9,655
10/31/16	9,865	9,678
11/30/16	9,254	9,232
12/31/16	9,350	9,253
1/31/17	9,604	9,759
2/28/17	9,920	10,058
3/31/17	10,129	10,312
4/30/17	10,291	10,538
5/31/17	10,445	10,849
6/30/17	10,605	10,958
7/31/17	11,106	11,612
8/31/17	11,447	11,871
9/30/17	11,405	11,823
10/31/17	11,441	12,238
11/30/17	11,513	12,262
12/31/17	12,147	12,703
1/31/18	12,682	13,761
2/28/18	12,394	13,127
3/31/18	12,080	12,883
4/30/18	11,941	12,826
5/31/18	11,635	12,371
6/30/18	11,284	11,857
7/31/18	11,519	12,118
8/31/18	11,212	11,790
9/30/18	10,992	11,727
10/31/18	9,991	10,706
11/30/18	10,586	11,147
12/31/18	10,304	10,852
1/31/19	11,059	11,802
2/28/19	11,197	11,829
3/31/19	11,398	11,928
4/30/19	11,559	12,179
5/31/19	10,784	11,295
6/30/19	11,419	12,000
7/31/19	11,238	11,854
8/31/19	10,745	11,276
9/30/19	11,097	11,491
10/31/19	11,511	11,975
11/30/19	11,450	11,959
12/31/19	12,358	12,851
1/31/20	11,763	12,252
2/29/20	11,064	11,606
3/31/20	9,198	9,818
4/30/20	10,116	10,718
5/31/20	10,267	10,800
6/30/20	10,889	11,594
7/31/20	11,885	12,630
8/31/20	11,776	12,909
9/30/20	11,591	12,702
10/31/20	11,722	12,964
11/30/20	12,667	14,163
12/31/20	13,707	15,204
1/31/21	14,060	15,670
2/28/21	14,240	15,790
3/31/21	14,317	15,551
4/30/21	14,569	15,938
5/31/21	14,777	16,308
6/30/21	14,698	16,336
7/31/21	14,048	15,237
8/31/21	14,439	15,636
9/30/21	13,841	15,014
10/31/21	13,782	15,162
11/30/21	13,559	14,544
12/31/21	14,031	14,817
1/31/22	13,534	14,537
2/28/22	13,340	14,102
3/31/22	13,103	13,784
4/30/22	12,215	13,017
5/31/22	12,260	13,074
6/30/22	11,236	12,206
7/31/22	11,261	12,176
8/31/22	11,164	12,226
9/30/22	9,927	10,793
10/31/22	9,699	10,458
11/30/22	11,238	12,009
12/31/22	11,062	11,840
1/31/23	11,922	12,775
2/28/23	11,378	11,947
3/31/23	11,695	12,309
4/30/23	11,508	12,169
5/31/23	11,424	11,965
6/30/23	11,809	12,419
7/31/23	12,401	13,192
8/31/23	11,877	12,380
9/30/23	11,699	12,056
10/31/23	11,245	11,587
11/30/23	12,247	12,515
12/31/23	12,974	13,004
1/31/24	12,809	12,400
2/29/24	13,335	12,990
3/31/24	13,568	13,312
4/30/24	13,483	13,371
5/31/24	13,425	13,447
6/30/24	14,107	13,977
7/31/24	14,241	14,019
8/31/24	14,648	14,245
9/30/24	14,904	15,197
10/31/24	14,134	14,521
11/30/24	13,735	13,999
12/31/24	13,582	13,980
1/31/25	13,711	14,230
2/28/25	13,079	14,299
3/31/25	13,210	14,389

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-2.64%	7.51%	2.82%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%

AssetsNet	$ 129,087,760
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 440,954
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$129,087,760 # of Portfolio Holdings282 Portfolio Turnover Rate50% Investment Advisory Fees Paid$440,954
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	21.1%
Information Technology	20.8%
Industrials	11.8%
Consumer Discretionary	9.5%
Consumer Staples	9.1%
Health Care	5.9%
Energy	5.7%
Materials	5.5%
Communication Services	5.4%
Utilities	4.4%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.6)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Samsung Electronics Co. Ltd.	3.5%
Yuhan Corp.	1.3%
Reliance Industries Ltd.	1.3%
HDFC Bank Ltd.	1.2%
MediaTek, Inc.	1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	1.1%
Info Edge India Ltd.	1.0%
Hindustan Petroleum Corp. Ltd.	1.0%
International Container Terminal Services, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000053725
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets SmallCap Dividend Fund
Trading Symbol	DGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -2.21% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Small Cap Index, which returned -2.00% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Financials and Materials exposures due to modestly positive stock selection effects.

  Health Care and Real Estate detracted from performance due to allocation effects in the former and stock selection in the latter.

  The Fund benefited modestly from its exposures to Korea due to strong allocation effects.

  India and South Africa also contributed slightly to performance due to positive allocation effects in each.

  China detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets SmallCap Dividend Fund $	MSCI Emerging Markets Index $	MSCI Emerging Markets Small Cap Index $	WisdomTree Emerging Markets SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,614	10,769	10,906	10,637
5/31/15	10,297	10,338	10,951	10,324
6/30/15	9,936	10,069	10,450	9,964
7/31/15	9,140	9,371	9,638	9,175
8/31/15	8,373	8,524	8,708	8,416
9/30/15	8,237	8,267	8,708	8,270
10/31/15	8,653	8,857	9,223	8,733
11/30/15	8,352	8,512	8,985	8,437
12/31/15	8,238	8,322	8,993	8,328
1/31/16	7,670	7,782	8,284	7,756
2/29/16	7,939	7,769	8,255	8,022
3/31/16	8,780	8,797	9,080	8,879
4/30/16	8,972	8,845	9,215	9,094
5/31/16	8,481	8,515	8,891	8,599
6/30/16	9,009	8,856	9,116	9,134
7/31/16	9,642	9,301	9,506	9,791
8/31/16	9,726	9,532	9,682	9,884
9/30/16	9,830	9,655	9,809	10,006
10/31/16	9,785	9,678	9,664	9,980
11/30/16	9,380	9,232	9,213	9,560
12/31/16	9,466	9,253	9,198	9,651
1/31/17	9,911	9,759	9,628	10,114
2/28/17	10,422	10,058	10,129	10,628
3/31/17	10,690	10,312	10,395	10,916
4/30/17	10,772	10,538	10,513	11,012
5/31/17	10,951	10,849	10,586	11,188
6/30/17	11,119	10,958	10,668	11,355
7/31/17	11,611	11,612	11,049	11,848
8/31/17	11,933	11,871	11,265	12,172
9/30/17	11,995	11,823	11,270	12,231
10/31/17	12,120	12,238	11,665	12,414
11/30/17	12,226	12,262	11,871	12,532
12/31/17	12,825	12,703	12,310	13,151
1/31/18	13,768	13,761	13,024	14,133
2/28/18	13,348	13,127	12,489	13,701
3/31/18	13,173	12,883	12,331	13,546
4/30/18	12,985	12,826	12,317	13,346
5/31/18	12,807	12,371	12,061	13,162
6/30/18	12,003	11,857	11,270	12,338
7/31/18	12,185	12,118	11,407	12,540
8/31/18	11,872	11,790	11,167	12,220
9/30/18	11,706	11,727	10,796	12,059
10/31/18	10,486	10,706	9,657	10,827
11/30/18	11,056	11,147	10,185	11,432
12/31/18	10,850	10,852	10,021	11,234
1/31/19	11,764	11,802	10,561	12,184
2/28/19	11,939	11,829	10,698	12,363
3/31/19	12,098	11,928	10,799	12,532
4/30/19	12,234	12,179	10,822	12,668
5/31/19	11,535	11,295	10,290	11,949
6/30/19	12,201	12,000	10,693	12,650
7/31/19	12,209	11,854	10,534	12,657
8/31/19	11,583	11,276	10,007	12,021
9/30/19	11,742	11,491	10,203	12,200
10/31/19	12,047	11,975	10,596	12,566
11/30/19	12,018	11,959	10,531	12,562
12/31/19	12,725	12,851	11,174	13,338
1/31/20	11,955	12,252	10,728	12,543
2/29/20	11,177	11,606	9,972	11,727
3/31/20	8,837	9,818	7,669	9,247
4/30/20	9,909	10,718	8,738	10,373
5/31/20	10,013	10,800	8,945	10,515
6/30/20	10,678	11,594	9,751	11,203
7/31/20	11,317	12,630	10,651	11,912
8/31/20	11,597	12,909	11,088	12,212
9/30/20	11,365	12,702	10,906	11,973
10/31/20	11,359	12,964	10,846	12,018
11/30/20	12,582	14,163	12,374	13,334
12/31/20	13,252	15,204	13,330	14,106
1/31/21	13,104	15,670	13,340	13,949
2/28/21	13,832	15,790	14,135	14,690
3/31/21	14,195	15,551	14,351	15,075
4/30/21	14,972	15,938	15,218	15,912
5/31/21	15,036	16,308	15,602	16,070
6/30/21	15,440	16,336	15,966	16,465
7/31/21	15,205	15,237	15,756	16,216
8/31/21	15,698	15,636	15,939	16,747
9/30/21	15,382	15,014	15,622	16,434
10/31/21	14,977	15,162	15,650	16,063
11/30/21	14,659	14,544	15,190	15,706
12/31/21	15,320	14,817	15,829	16,454
1/31/22	15,047	14,537	15,129	16,165
2/28/22	15,073	14,102	14,751	16,163
3/31/22	15,538	13,784	15,143	16,647
4/30/22	14,697	13,017	14,383	15,755
5/31/22	14,651	13,074	14,148	15,701
6/30/22	13,186	12,206	12,658	14,126
7/31/22	13,282	12,176	13,007	14,259
8/31/22	13,427	12,226	13,330	14,446
9/30/22	12,166	10,793	11,993	13,082
10/31/22	11,951	10,458	11,984	12,920
11/30/22	13,524	12,009	13,111	14,614
12/31/22	13,458	11,840	12,976	14,573
1/31/23	14,281	12,775	13,746	15,458
2/28/23	13,841	11,947	13,353	14,971
3/31/23	14,024	12,309	13,478	15,175
4/30/23	14,131	12,169	13,568	15,313
5/31/23	13,978	11,965	13,718	15,164
6/30/23	14,479	12,419	14,339	15,746
7/31/23	15,499	13,192	15,275	16,921
8/31/23	14,986	12,380	15,069	16,368
9/30/23	14,718	12,056	14,759	16,043
10/31/23	13,986	11,587	14,046	15,308
11/30/23	15,138	12,515	15,399	16,588
12/31/23	16,004	13,004	16,080	17,628
1/31/24	15,635	12,400	15,802	17,221
2/29/24	16,081	12,990	16,236	17,701
3/31/24	16,396	13,312	16,249	18,003
4/30/24	16,505	13,371	16,570	18,148
5/31/24	16,598	13,447	16,679	18,256
6/30/24	16,840	13,977	17,212	18,553
7/31/24	16,820	14,019	17,204	18,626
8/31/24	17,309	14,245	17,510	19,167
9/30/24	17,834	15,197	18,156	19,730
10/31/24	16,964	14,521	17,410	18,763
11/30/24	16,658	13,999	17,024	18,416
12/31/24	16,345	13,980	16,850	18,075
1/31/25	16,262	14,230	16,380	17,965
2/28/25	16,216	14,299	15,948	17,909
3/31/25	16,034	14,389	15,924	17,734

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-2.21%	12.65%	4.83%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Small Cap Index	-2.00%	15.73%	4.76%
WisdomTree Emerging Markets SmallCap Dividend Index	-1.50%	13.91%	5.90%

AssetsNet	$ 1,546,344,444
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 12,438,128
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,546,344,444 # of Portfolio Holdings1,082 Portfolio Turnover Rate34% Investment Advisory Fees Paid$12,438,128
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	16.1%
Industrials	15.8%
Information Technology	14.3%
Materials	12.1%
Consumer Discretionary	11.4%
Consumer Staples	7.9%
Real Estate	7.2%
Utilities	4.6%
Health Care	4.1%
Communication Services	3.0%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Old Mutual Ltd.	0.9%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	0.9%
Alior Bank SA	0.8%
Tisco Financial Group PCL	0.8%
Growthpoint Properties Ltd.	0.7%
Transmissora Alianca de Energia Eletrica SA	0.8%
Grupa Kety SA	0.7%
United Integrated Services Co. Ltd.	0.7%
Tiger Brands Ltd.	0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033619
Shareholder Report [Line Items]
Fund Name	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Trading Symbol	DNL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$42	0.44%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -6.96% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI AC World ex-USA Growth Index, which returned 1.30% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund saw modest contributions from Communication Services and Real Estate, each driven by positive allocation and stock selection effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark. The Fund's large underweight produced deeply negative allocation and selection effects, which explains a significant portion of underperformance.

  Health Care and Consumer Discretionary were also major headwinds, each due to negative stock selection effects, while Information Technology was also a challenge due to poor stock selection.

  The Fund benefited from its exposure to Taiwan, primarily due to strong stock selection effects that outweighed negative allocation effects.

  China detracted significantly from performance due to poor allocation effects.

  Canada and the United Kingdom were also notable headwinds, each driven by negative stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Global ex-U.S. Quality Dividend Growth Fund $17,636	MSCI AC World ex-USA Index $16,255	MSCI AC World ex USA Growth Index $16,385	WisdomTree Global ex-US Quality Dividend Growth Index $18,668
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,498	$10,505	$10,441	$10,510
5/31/15	$10,323	$10,341	$10,328	$10,334
6/30/15	$10,153	$10,053	$10,059	$10,164
7/31/15	$9,895	$10,025	$10,085	$9,908
8/31/15	$9,132	$9,258	$9,327	$9,150
9/30/15	$8,709	$8,829	$8,975	$8,724
10/31/15	$9,273	$9,486	$9,655	$9,319
11/30/15	$9,179	$9,291	$9,547	$9,234
12/31/15	$9,067	$9,116	$9,423	$9,131
1/31/16	$8,614	$8,496	$8,842	$8,661
2/29/16	$8,566	$8,398	$8,731	$8,613
3/31/16	$9,458	$9,081	$9,392	$9,507
4/30/16	$9,645	$9,320	$9,534	$9,694
5/31/16	$9,462	$9,163	$9,473	$9,509
6/30/16	$9,568	$9,023	$9,435	$9,607
7/31/16	$9,965	$9,469	$9,889	$10,024
8/31/16	$9,910	$9,529	$9,854	$9,975
9/30/16	$10,000	$9,646	$10,008	$10,087
10/31/16	$9,767	$9,508	$9,667	$9,872
11/30/16	$9,351	$9,288	$9,299	$9,459
12/31/16	$9,532	$9,525	$9,435	$9,651
1/31/17	$9,843	$9,863	$9,815	$9,965
2/28/17	$10,063	$10,020	$10,013	$10,193
3/31/17	$10,290	$10,274	$10,296	$10,430
4/30/17	$10,619	$10,494	$10,596	$10,766
5/31/17	$10,940	$10,835	$11,067	$11,101
6/30/17	$11,004	$10,868	$11,075	$11,171
7/31/17	$11,387	$11,269	$11,459	$11,567
8/31/17	$11,677	$11,328	$11,574	$11,858
9/30/17	$11,758	$11,538	$11,777	$11,952
10/31/17	$12,067	$11,755	$12,060	$12,302
11/30/17	$12,076	$11,851	$12,193	$12,317
12/31/17	$12,346	$12,116	$12,456	$12,607
1/31/18	$12,974	$12,790	$13,105	$13,250
2/28/18	$12,338	$12,187	$12,518	$12,604
3/31/18	$12,348	$11,972	$12,347	$12,628
4/30/18	$12,341	$12,163	$12,440	$12,611
5/31/18	$12,218	$11,883	$12,369	$12,490
6/30/18	$12,124	$11,659	$12,171	$12,405
7/31/18	$12,497	$11,938	$12,380	$12,793
8/31/18	$12,338	$11,688	$12,241	$12,638
9/30/18	$12,175	$11,741	$12,140	$12,471
10/31/18	$11,195	$10,786	$11,003	$11,484
11/30/18	$11,123	$10,889	$11,170	$11,415
12/31/18	$10,587	$10,395	$10,659	$10,873
1/31/19	$11,422	$11,181	$11,470	$11,737
2/28/19	$11,708	$11,400	$11,779	$12,041
3/31/19	$11,915	$11,468	$11,971	$12,257
4/30/19	$12,378	$11,771	$12,348	$12,740
5/31/19	$11,671	$11,139	$11,715	$12,005
6/30/19	$12,437	$11,809	$12,492	$12,806
7/31/19	$12,600	$11,667	$12,466	$12,977
8/31/19	$12,292	$11,306	$12,241	$12,667
9/30/19	$12,649	$11,597	$12,386	$13,042
10/31/19	$13,177	$12,002	$12,837	$13,620
11/30/19	$13,528	$12,108	$13,033	$13,979
12/31/19	$14,339	$12,632	$13,573	$14,818
1/31/20	$14,240	$12,293	$13,443	$14,713
2/29/20	$13,141	$11,321	$12,461	$13,575
3/31/20	$11,677	$9,682	$11,097	$12,055
4/30/20	$12,892	$10,415	$12,054	$13,315
5/31/20	$13,398	$10,756	$12,578	$13,845
6/30/20	$13,831	$11,242	$13,217	$14,295
7/31/20	$14,407	$11,744	$14,113	$14,916
8/31/20	$14,900	$12,246	$14,688	$15,432
9/30/20	$14,744	$11,945	$14,560	$15,280
10/31/20	$14,397	$11,688	$14,304	$14,937
11/30/20	$15,884	$13,261	$15,758	$16,494
12/31/20	$17,032	$13,978	$16,586	$17,710
1/31/21	$17,032	$14,008	$16,687	$17,723
2/28/21	$17,186	$14,285	$16,626	$17,877
3/31/21	$17,309	$14,466	$16,574	$18,025
4/30/21	$18,013	$14,892	$17,185	$18,748
5/31/21	$18,591	$15,357	$17,600	$19,461
6/30/21	$18,721	$15,258	$17,668	$19,503
7/31/21	$19,005	$15,006	$17,400	$19,811
8/31/21	$19,410	$15,292	$17,793	$20,252
9/30/21	$18,410	$14,802	$17,028	$19,217
10/31/21	$18,949	$15,155	$17,555	$19,864
11/30/21	$18,605	$14,473	$16,921	$19,509
12/31/21	$19,716	$15,071	$17,431	$20,684
1/31/22	$18,352	$14,516	$16,026	$19,256
2/28/22	$18,076	$14,228	$15,578	$18,953
3/31/22	$18,273	$14,251	$15,553	$19,197
4/30/22	$16,590	$13,356	$14,396	$17,410
5/31/22	$16,873	$13,452	$14,272	$17,709
6/30/22	$14,665	$12,295	$13,109	$15,375
7/31/22	$15,590	$12,716	$13,831	$16,363
8/31/22	$14,647	$12,307	$13,292	$15,361
9/30/22	$13,145	$11,077	$11,881	$13,746
10/31/22	$13,637	$11,408	$12,115	$14,301
11/30/22	$15,513	$12,755	$13,621	$16,289
12/31/22	$15,325	$12,659	$13,413	$16,081
1/31/23	$16,647	$13,686	$14,547	$17,479
2/28/23	$16,105	$13,206	$13,924	$16,915
3/31/23	$16,897	$13,528	$14,565	$17,747
4/30/23	$17,073	$13,763	$14,712	$17,929
5/31/23	$16,433	$13,263	$14,305	$17,261
6/30/23	$17,147	$13,858	$14,848	$18,025
7/31/23	$17,576	$14,422	$15,311	$18,490
8/31/23	$16,974	$13,770	$14,530	$17,852
9/30/23	$16,181	$13,335	$13,763	$17,025
10/31/23	$15,495	$12,785	$13,228	$16,319
11/30/23	$17,109	$13,936	$14,597	$18,035
12/31/23	$17,982	$14,636	$15,295	$18,974
1/31/24	$17,812	$14,491	$15,178	$18,789
2/29/24	$18,321	$14,858	$15,758	$19,324
3/31/24	$18,954	$15,322	$16,176	$19,994
4/30/24	$18,419	$15,047	$15,750	$19,424
5/31/24	$19,018	$15,484	$16,166	$20,059
6/30/24	$19,127	$15,469	$16,316	$20,195
7/31/24	$19,195	$15,827	$16,488	$20,283
8/31/24	$19,578	$16,278	$17,012	$20,690
9/30/24	$19,483	$16,716	$17,445	$20,602
10/31/24	$18,395	$15,896	$16,558	$19,468
11/30/24	$18,296	$15,752	$16,421	$19,361
12/31/24	$17,948	$15,446	$16,070	$18,998
1/31/25	$18,641	$16,068	$16,753	$19,748
2/28/25	$18,304	$16,291	$16,766	$19,382
3/31/25	$17,636	$16,255	$16,385	$18,668

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-6.96%	8.60%	5.84%
MSCI AC World ex-USA Index	6.09%	10.92%	4.98%
MSCI AC World ex USA Growth Index	1.30%	8.11%	5.06%
WisdomTree Global ex-US Quality Dividend Growth Index	-6.63%	9.14%	6.44%

AssetsNet	$ 475,741,337
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 2,534,443
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$475,741,337 # of Portfolio Holdings305 Portfolio Turnover Rate62% Investment Advisory Fees Paid$2,534,443
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	21.4%
Information Technology	19.6%
Consumer Discretionary	14.8%
Health Care	13.3%
Materials	9.7%
Communication Services	6.6%
Energy	4.8%
Consumer Staples	4.7%
Financials	3.4%
Utilities	0.8%
Other Sectors	0.2%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Industria de Diseno Textil SA	4.7%
GSK PLC	4.3%
MediaTek, Inc.	4.1%
Deutsche Post AG	3.3%
Novo Nordisk AS	3.1%
ASML Holding NV	2.8%
Nintendo Co. Ltd.	2.8%
Airbus SE	2.6%
Hermes International SCA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033635
Shareholder Report [Line Items]
Fund Name	WisdomTree Global High Dividend Fund
Trading Symbol	DEW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.64% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 7.15% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, driven by a mix of strong allocation and stock selection effects.

  Utilities and Consumer Staples also contributed positively to performance due to strong allocation effects in the former and positive stock selection effects in the latter.

  Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects in each sector.

  The Fund benefited meaningfully from its exposure to the United States, driven by strong stock selection effects.

  The United Kingdom also contributed positively to performance supported by a mix of positive allocation and stock selection effects.

  Germany detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Global High Dividend Fund $	MSCI AC World Index $	WisdomTree Global High Dividend Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,538	10,290	10,539
5/31/15	10,294	10,277	10,285
6/30/15	9,996	10,035	9,990
7/31/15	9,975	10,122	9,972
8/31/15	9,255	9,428	9,253
9/30/15	8,901	9,087	8,883
10/31/15	9,572	9,800	9,559
11/30/15	9,412	9,719	9,386
12/31/15	9,230	9,543	9,198
1/31/16	8,867	8,968	8,837
2/29/16	8,905	8,906	8,869
3/31/16	9,623	9,566	9,590
4/30/16	9,806	9,707	9,777
5/31/16	9,733	9,720	9,695
6/30/16	9,940	9,661	9,902
7/31/16	10,214	10,077	10,175
8/31/16	10,186	10,111	10,145
9/30/16	10,240	10,173	10,205
10/31/16	10,057	10,000	10,030
11/30/16	10,165	10,076	10,135
12/31/16	10,527	10,294	10,501
1/31/17	10,609	10,575	10,586
2/28/17	10,835	10,872	10,807
3/31/17	10,925	11,005	10,894
4/30/17	10,942	11,177	10,909
5/31/17	11,067	11,423	11,029
6/30/17	11,118	11,475	11,083
7/31/17	11,391	11,796	11,363
8/31/17	11,364	11,841	11,332
9/30/17	11,683	12,070	11,648
10/31/17	11,663	12,321	11,628
11/30/17	11,907	12,559	11,872
12/31/17	12,132	12,762	12,087
1/31/18	12,548	13,482	12,507
2/28/18	11,864	12,915	11,824
3/31/18	11,690	12,639	11,647
4/30/18	11,846	12,760	11,790
5/31/18	11,738	12,776	11,662
6/30/18	11,733	12,706	11,657
7/31/18	12,078	13,090	11,996
8/31/18	11,984	13,192	11,900
9/30/18	12,083	13,250	12,002
10/31/18	11,471	12,257	11,398
11/30/18	11,711	12,436	11,639
12/31/18	10,938	11,560	10,865
1/31/19	11,702	12,473	11,625
2/28/19	11,968	12,807	11,887
3/31/19	12,112	12,968	12,028
4/30/19	12,299	13,406	12,214
5/31/19	11,658	12,610	11,571
6/30/19	12,330	13,436	12,239
7/31/19	12,248	13,475	12,158
8/31/19	11,919	13,156	11,825
9/30/19	12,376	13,433	12,277
10/31/19	12,596	13,800	12,511
11/30/19	12,741	14,137	12,645
12/31/19	13,183	14,635	13,085
1/31/20	12,644	14,473	12,548
2/29/20	11,465	13,304	11,372
3/31/20	9,395	11,508	9,311
4/30/20	10,279	12,741	10,178
5/31/20	10,476	13,295	10,364
6/30/20	10,590	13,720	10,476
7/31/20	10,811	14,446	10,684
8/31/20	11,087	15,330	10,959
9/30/20	10,618	14,835	10,489
10/31/20	10,354	14,475	10,231
11/30/20	11,735	16,259	11,603
12/31/20	12,184	17,014	12,051
1/31/21	12,065	16,937	11,924
2/28/21	12,610	17,329	12,462
3/31/21	13,372	17,792	13,203
4/30/21	13,726	18,570	13,550
5/31/21	14,119	18,859	13,923
6/30/21	13,874	19,107	13,683
7/31/21	13,874	19,239	13,682
8/31/21	14,118	19,720	13,920
9/30/21	13,748	18,906	13,551
10/31/21	14,080	19,871	13,881
11/30/21	13,640	19,392	13,448
12/31/21	14,678	20,168	14,474
1/31/22	14,799	19,177	14,593
2/28/22	14,655	18,682	14,446
3/31/22	15,105	19,087	14,890
4/30/22	14,490	17,559	14,279
5/31/22	14,886	17,579	14,669
6/30/22	13,715	16,098	13,511
7/31/22	14,003	17,222	13,796
8/31/22	13,632	16,588	13,429
9/30/22	12,486	15,000	12,285
10/31/22	13,332	15,905	13,145
11/30/22	14,510	17,139	14,305
12/31/22	14,292	16,464	14,081
1/31/23	15,005	17,644	14,773
2/28/23	14,540	17,139	14,303
3/31/23	14,458	17,667	14,204
4/30/23	14,696	17,921	14,422
5/31/23	13,890	17,729	13,621
6/30/23	14,587	18,758	14,299
7/31/23	15,191	19,445	14,889
8/31/23	14,728	18,902	14,425
9/30/23	14,417	18,120	14,126
10/31/23	13,881	17,575	13,601
11/30/23	14,871	19,197	14,562
12/31/23	15,688	20,120	15,364
1/31/24	15,489	20,238	15,177
2/29/24	15,698	21,106	15,381
3/31/24	16,443	21,769	16,115
4/30/24	15,997	21,050	15,675
5/31/24	16,578	21,905	16,237
6/30/24	16,447	22,393	16,108
7/31/24	17,293	22,754	16,956
8/31/24	17,935	23,332	17,585
9/30/24	18,215	23,874	17,845
10/31/24	17,884	23,338	17,561
11/30/24	18,308	24,211	17,979
12/31/24	17,457	23,638	17,123
1/31/25	18,052	24,432	17,715
2/28/25	18,643	24,284	18,302
3/31/25	18,850	23,325	18,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	14.64%	14.94%	6.54%
MSCI AC World Index	7.15%	15.18%	8.84%
WisdomTree Global High Dividend Index	14.64%	14.69%	6.33%

AssetsNet	$ 117,749,481
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 630,742
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$117,749,481 # of Portfolio Holdings716 Portfolio Turnover Rate49% Investment Advisory Fees Paid$630,742
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.5%
Energy	13.1%
Utilities	12.4%
Real Estate	11.4%
Consumer Staples	10.2%
Health Care	7.4%
Communication Services	5.4%
Industrials	3.8%
Materials	3.5%
Consumer Discretionary	3.0%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Johnson & Johnson	2.1%
HSBC Holdings PLC	2.2%
Philip Morris International, Inc.	2.0%
Exxon Mobil Corp.	1.8%
Altria Group, Inc.	1.5%
Chevron Corp.	1.5%
Verizon Communications, Inc.	1.4%
AbbVie, Inc.	1.4%
AT&T, Inc.	1.3%
International Business Machines Corp.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000057625
Shareholder Report [Line Items]
Fund Name	WisdomTree India Earnings Fund
Trading Symbol	EPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 1.51% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI India Index, which returned 1.75% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Materials and Consumer Discretionary, primarily due to strong stock selection effects.

  Consumer Staples also contributed positively to performance, driven by positive stock selection.

  Financials detracted from performance due to a mix of negative allocation and stock selection effects.

  Communication Services and Energy were also headwinds, each due to a combination of poor allocation and stock selection effects.

  Foreign capital gains taxes incurred by the Fund that are not deducted from index performance were a significant detractor from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree India Earnings Fund $	MSCI India Index $	WisdomTree India Earnings Index $
3/31/15	10,000	10,000	10,000
4/30/15	9,492	9,346	9,521
5/31/15	9,686	9,610	9,718
6/30/15	9,619	9,639	9,667
7/31/15	9,783	9,810	9,837
8/31/15	8,737	8,948	8,812
9/30/15	8,797	8,989	8,896
10/31/15	9,047	9,130	9,158
11/30/15	8,806	8,694	8,924
12/31/15	8,955	8,907	9,058
1/31/16	8,250	8,294	8,352
2/29/16	7,491	7,680	7,594
3/31/16	8,669	8,685	8,784
4/30/16	8,745	8,726	8,878
5/31/16	8,830	8,890	8,977
6/30/16	9,033	9,008	9,183
7/31/16	9,550	9,519	9,715
8/31/16	9,792	9,630	9,965
9/30/16	9,725	9,541	9,918
10/31/16	9,824	9,494	10,017
11/30/16	9,121	8,786	9,333
12/31/16	9,155	8,779	9,368
1/31/17	9,548	9,161	9,778
2/28/17	10,251	9,702	10,502
3/31/17	10,885	10,282	11,159
4/30/17	11,183	10,481	11,479
5/31/17	11,260	10,665	11,522
6/30/17	11,108	10,581	11,376
7/31/17	11,992	11,397	12,287
8/31/17	11,933	11,311	12,272
9/30/17	11,389	10,894	11,816
10/31/17	12,253	11,697	12,773
11/30/17	12,162	11,615	12,689
12/31/17	12,729	12,182	13,268
1/31/18	13,152	12,601	13,741
2/28/18	12,351	11,756	12,919
3/31/18	11,805	11,335	12,340
4/30/18	12,257	11,801	12,851
5/31/18	11,732	11,377	12,344
6/30/18	11,483	11,266	12,055
7/31/18	12,174	12,000	12,782
8/31/18	12,275	12,116	12,920
9/30/18	11,066	11,013	11,566
10/31/18	10,371	10,245	10,807
11/30/18	11,263	11,307	11,753
12/31/18	11,400	11,292	11,908
1/31/19	10,999	11,074	11,481
2/28/19	10,990	11,078	11,465
3/31/19	12,160	12,100	12,748
4/30/19	12,072	12,168	12,672
5/31/19	12,132	12,195	12,731
6/30/19	12,016	12,161	12,590
7/31/19	11,299	11,527	11,821
8/31/19	10,818	11,190	11,320
9/30/19	11,063	11,534	11,585
10/31/19	11,504	12,033	12,063
11/30/19	11,458	11,965	12,020
12/31/19	11,593	12,147	12,167
1/31/20	11,398	12,051	11,968
2/29/20	10,364	11,175	10,878
3/31/20	7,550	8,366	7,910
4/30/20	8,879	9,717	9,324
5/31/20	8,646	9,447	9,095
6/30/20	9,421	10,088	9,909
7/31/20	10,423	11,136	10,982
8/31/20	10,957	11,525	11,550
9/30/20	10,969	11,597	11,594
10/31/20	11,162	11,727	11,821
11/30/20	12,508	12,739	13,269
12/31/20	13,688	14,037	14,621
1/31/21	13,495	13,710	14,418
2/28/21	14,446	14,427	15,625
3/31/21	14,758	14,754	15,936
4/30/21	14,711	14,617	15,903
5/31/21	15,931	15,885	17,459
6/30/21	15,981	15,774	17,521
7/31/21	16,283	15,910	17,909
8/31/21	17,322	17,651	19,130
9/30/21	17,804	17,757	19,728
10/31/21	17,619	17,616	19,532
11/30/21	16,970	17,081	18,756
12/31/21	17,523	17,719	19,404
1/31/22	17,590	17,477	19,521
2/28/22	16,794	16,777	18,508
3/31/22	17,364	17,390	19,270
4/30/22	17,235	17,099	19,146
5/31/22	16,160	16,103	17,915
6/30/22	14,997	15,017	16,552
7/31/22	16,094	16,417	17,863
8/31/22	16,749	17,091	18,674
9/30/22	15,703	15,992	17,463
10/31/22	16,114	16,403	18,050
11/30/22	17,079	17,254	19,283
12/31/22	16,521	16,310	18,666
1/31/23	16,470	15,822	18,626
2/28/23	15,805	15,099	17,811
3/31/23	15,967	15,274	18,046
4/30/23	16,617	15,910	18,866
5/31/23	16,795	16,374	19,152
6/30/23	17,567	17,143	20,184
7/31/23	18,477	17,655	21,374
8/31/23	18,289	17,318	21,166
9/30/23	18,772	17,608	21,810
10/31/23	18,213	17,085	21,106
11/30/23	19,342	18,226	22,635
12/31/23	20,868	19,703	24,687
1/31/24	21,656	20,178	25,708
2/29/24	22,165	20,731	26,393
3/31/24	22,048	20,899	26,252
4/30/24	22,963	21,383	27,501
5/31/24	23,156	21,535	27,756
6/30/24	24,524	23,032	29,692
7/31/24	25,262	23,948	31,159
8/31/24	25,379	24,199	31,341
9/30/24	25,669	24,710	31,688
10/31/24	24,107	22,669	29,468
11/30/24	23,990	22,575	29,301
12/31/24	23,187	21,913	28,230
1/31/25	22,447	21,134	27,214
2/28/25	20,474	19,439	24,651
3/31/25	22,381	21,266	27,198

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	1.51%	24.28%	8.39%
MSCI India Index	1.75%	20.51%	7.84%
WisdomTree India Earnings Index	3.60%	28.02%	10.52%

AssetsNet	$ 3,063,584,197
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 29,033,135
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,063,584,197 # of Portfolio Holdings536 Portfolio Turnover Rate30% Investment Advisory Fees Paid$29,033,135
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.2%
Energy	16.0%
Materials	13.5%
Information Technology	11.3%
Industrials	8.4%
Utilities	8.0%
Consumer Discretionary	8.0%
Health Care	5.3%
Consumer Staples	3.9%
Communication Services	2.0%
Other Sectors	0.9%
Other Assets and Liabilities (Net)	(1.5)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.1%
HDFC Bank Ltd.	6.3%
ICICI Bank Ltd.	5.8%
Infosys Ltd.	4.4%
Oil & Natural Gas Corp. Ltd.	3.0%
Coal India Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.7%
State Bank of India	2.5%
Tata Consultancy Services Ltd.	2.5%
NTPC Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042148
Shareholder Report [Line Items]
Fund Name	WisdomTree New Economy Real Estate Fund
Trading Symbol	WTRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$57	0.58%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -1.80% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI World Real Estate Investment Trusts USD Index, which returned 3.98% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s concentration in the Real Estate sector is its primary driver of returns, and it weighed negatively on performance during the period. Virtually all the underperformance versus the benchmark is attributable to poor allocation effects resulting from an overweight to Real Estate.

  Avoiding Financials was also detrimental during the period, as Financials was the best-performing sector. This produced a negative allocation and stock selection effect.

  However, the Fund also avoided exposures to other sectors that performed poorly, which produced positive return effects. A lack of exposure to Health Care and Energy was additive due to positive allocation impacts from avoiding these underperforming sectors.

  At the country level, Australian exposures were detrimental due to a mix of allocation and stock selection effects.

  The United Kingdom was also a headwind due to poor stock selection.

  U.S. exposures were also a challenge due to a combination of negative allocation and stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree New Economy Real Estate Fund $9,102	MSCI World Index $24,776	Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index $9,016Footnote Reference*	MSCI AC World ex-USA Index $16,255	WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index $9,236Footnote Reference**
3/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,503	$10,235	$10,277	$10,505	$10,496
5/31/15	$10,138	$10,270	$10,040	$10,341	$10,134
6/30/15	$9,792	$10,031	$9,758	$10,053	$9,791
7/31/15	$9,741	$10,211	$9,888	$10,025	$9,751
8/31/15	$9,006	$9,535	$9,254	$9,258	$9,008
9/30/15	$8,928	$9,184	$9,238	$8,829	$8,927
10/31/15	$9,536	$9,911	$9,833	$9,486	$9,545
11/30/15	$9,237	$9,862	$9,444	$9,291	$9,248
12/31/15	$9,290	$9,689	$9,334	$9,116	$9,309
1/31/16	$8,550	$9,109	$8,946	$8,496	$8,567
2/29/16	$8,680	$9,041	$9,117	$8,398	$8,697
3/31/16	$9,611	$9,655	$9,884	$9,081	$9,626
4/30/16	$9,749	$9,808	$10,158	$9,320	$9,765
5/31/16	$9,488	$9,863	$9,962	$9,163	$9,504
6/30/16	$9,689	$9,752	$9,940	$9,023	$9,711
7/31/16	$10,274	$10,164	$10,363	$9,469	$10,303
8/31/16	$10,306	$10,173	$10,139	$9,529	$10,335
9/30/16	$10,359	$10,227	$10,108	$9,646	$10,389
10/31/16	$9,861	$10,029	$9,490	$9,508	$9,897
11/30/16	$9,511	$10,173	$9,181	$9,288	$9,544
12/31/16	$9,512	$10,416	$9,403	$9,525	$9,553
1/31/17	$9,825	$10,668	$9,552	$9,863	$9,873
2/28/17	$10,228	$10,964	$9,704	$10,020	$10,274
3/31/17	$10,508	$11,081	$9,727	$10,274	$10,548
4/30/17	$10,807	$11,245	$9,930	$10,494	$10,854
5/31/17	$11,251	$11,482	$10,208	$10,835	$11,295
6/30/17	$11,301	$11,527	$10,019	$10,868	$11,351
7/31/17	$11,863	$11,803	$10,338	$11,269	$11,916
8/31/17	$12,052	$11,819	$10,278	$11,328	$12,102
9/30/17	$12,209	$12,084	$10,192	$11,538	$12,262
10/31/17	$12,232	$12,313	$10,177	$11,755	$12,288
11/30/17	$12,496	$12,580	$10,504	$11,851	$12,566
12/31/17	$12,984	$12,750	$10,866	$12,116	$13,068
1/31/18	$13,626	$13,423	$11,250	$12,790	$13,721
2/28/18	$12,693	$12,867	$10,587	$12,187	$12,777
3/31/18	$12,794	$12,586	$10,709	$11,972	$12,895
4/30/18	$12,998	$12,731	$10,972	$12,163	$13,089
5/31/18	$12,846	$12,811	$10,784	$11,883	$12,929
6/30/18	$12,481	$12,805	$10,673	$11,659	$12,565
7/31/18	$12,678	$13,205	$10,790	$11,938	$12,772
8/31/18	$12,443	$13,368	$10,691	$11,688	$12,535
9/30/18	$12,196	$13,442	$10,511	$11,741	$12,277
10/31/18	$11,427	$12,455	$10,040	$10,786	$11,513
11/30/18	$11,843	$12,597	$10,193	$10,889	$11,943
12/31/18	$11,556	$11,639	$9,981	$10,395	$11,661
1/31/19	$12,814	$12,545	$10,947	$11,181	$12,936
2/28/19	$12,719	$12,922	$10,798	$11,400	$12,845
3/31/19	$13,388	$13,092	$11,110	$11,468	$13,522
4/30/19	$13,171	$13,556	$10,933	$11,771	$13,307
5/31/19	$12,742	$12,774	$10,874	$11,139	$12,872
6/30/19	$13,284	$13,615	$11,123	$11,809	$13,432
7/31/19	$12,997	$13,683	$11,017	$11,667	$13,139
8/31/19	$12,682	$13,403	$11,151	$11,306	$12,823
9/30/19	$12,936	$13,688	$11,416	$11,597	$13,076
10/31/19	$13,470	$14,036	$11,843	$12,002	$13,635
11/30/19	$13,452	$14,427	$11,781	$12,108	$13,618
12/31/19	$14,065	$14,860	$11,995	$12,632	$14,243
1/31/20	$13,494	$14,769	$12,042	$12,293	$13,668
2/29/20	$12,734	$13,521	$10,997	$11,321	$12,901
3/31/20	$9,942	$11,731	$8,328	$9,682	$10,049
4/30/20	$10,639	$13,013	$8,823	$10,415	$10,761
5/31/20	$10,315	$13,642	$8,969	$10,756	$10,432
6/30/20	$10,724	$14,002	$9,059	$11,242	$10,850
7/31/20	$10,859	$14,672	$9,290	$11,744	$10,984
8/31/20	$11,363	$15,653	$9,681	$12,246	$11,492
9/30/20	$10,913	$15,113	$9,412	$11,945	$11,032
10/31/20	$10,589	$14,649	$9,030	$11,688	$10,719
11/30/20	$11,826	$16,522	$10,329	$13,261	$11,978
12/31/20	$11,962	$17,223	$10,918	$13,978	$12,122
1/31/21	$11,703	$17,051	$10,775	$14,008	$11,865
2/28/21	$12,059	$17,488	$10,918	$14,285	$12,225
3/31/21	$12,320	$18,070	$11,075	$14,466	$12,471
4/30/21	$12,533	$18,911	$11,577	$14,892	$12,690
5/31/21	$12,826	$19,184	$11,960	$15,357	$12,970
6/30/21	$12,620	$19,470	$11,897	$15,258	$12,790
7/31/21	$12,463	$19,818	$12,236	$15,006	$12,645
8/31/21	$12,687	$20,312	$12,326	$15,292	$12,873
9/30/21	$12,106	$19,468	$11,648	$14,802	$12,295
10/31/21	$12,281	$20,571	$11,885	$15,155	$12,479
11/30/21	$11,742	$20,120	$11,473	$14,473	$11,897
12/31/21	$11,968	$20,980	$11,891	$15,071	$12,136
1/31/22	$11,692	$19,870	$11,282	$14,516	$11,860
2/28/22	$11,495	$19,367	$11,195	$14,228	$11,639
3/31/22	$11,525	$19,899	$11,515	$14,251	$11,656
4/30/22	$10,597	$18,246	$10,352	$13,356	$10,726
5/31/22	$9,945	$18,260	$9,866	$13,452	$10,071
6/30/22	$9,121	$16,678	$9,082	$12,295	$9,224
7/31/22	$9,866	$18,002	$9,817	$12,716	$10,017
8/31/22	$9,196	$17,250	$9,221	$12,307	$9,337
9/30/22	$7,824	$15,646	$7,956	$11,077	$7,929
10/31/22	$7,904	$16,770	$8,117	$11,408	$8,015
11/30/22	$8,584	$17,936	$8,685	$12,755	$8,711
12/31/22	$8,249	$17,174	$8,286	$12,659	$8,361
1/31/23	$9,153	$18,389	$9,093	$13,686	$9,285
2/28/23	$8,644	$17,947	$8,534	$13,206	$8,764
3/31/23	$8,544	$18,502	$8,338	$13,528	$8,674
4/30/23	$8,674	$18,826	$8,442	$13,763	$8,806
5/31/23	$8,244	$18,638	$8,017	$13,263	$8,374
6/30/23	$8,532	$19,765	$8,294	$13,858	$8,656
7/31/23	$8,891	$20,429	$8,462	$14,422	$9,031
8/31/23	$8,638	$19,941	$8,178	$13,770	$8,772
9/30/23	$8,046	$19,081	$7,562	$13,335	$8,163
10/31/23	$7,618	$18,527	$7,321	$12,785	$7,732
11/30/23	$8,672	$20,264	$8,212	$13,936	$8,807
12/31/23	$9,399	$21,259	$8,861	$14,636	$9,540
1/31/24	$8,995	$21,514	$8,447	$14,491	$9,136
2/29/24	$9,015	$22,426	$8,566	$14,858	$9,156
3/31/24	$9,269	$23,147	$8,671	$15,322	$9,410
4/30/24	$8,561	$22,287	$7,975	$15,047	$8,687
5/31/24	$9,048	$23,282	$8,400	$15,484	$9,191
6/30/24	$9,013	$23,756	$8,473	$15,469	$9,150
7/31/24	$9,643	$24,175	$9,000	$15,827	$9,790
8/31/24	$9,984	$24,814	$9,523	$16,278	$10,141
9/30/24	$10,394	$25,268	$9,820	$16,716	$10,554
10/31/24	$9,869	$24,767	$9,390	$15,896	$10,024
11/30/24	$9,874	$25,903	$9,669	$15,752	$10,031
12/31/24	$9,076	$25,228	$8,807	$15,446	$9,205
1/31/25	$9,191	$26,119	$8,939	$16,068	$9,328
2/28/25	$9,369	$25,931	$9,273	$16,291	$9,513
3/31/25	$9,102	$24,776	$9,016	$16,255	$9,236

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-1.80%	-1.75%	-0.94%
MSCI World Index	7.04%	16.13%	9.50%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index	3.98%	1.60%	-1.03%
MSCI AC World ex-USA Index	6.09%	10.92%	4.98%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index	-1.85%	-1.67%	-0.79%

AssetsNet	$ 14,759,281
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 104,688
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,759,281 # of Portfolio Holdings54 Portfolio Turnover Rate15% Investment Advisory Fees Paid$104,688
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Real Estate	87.2%
Communication Services	5.4%
Consumer Discretionary	5.4%
Information Technology	0.9%
Financials	0.4%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

SBA Communications Corp.	6.1%
Ventas, Inc.	5.8%
Airbnb, Inc.	5.4%
Equinix, Inc.	5.1%
Digital Realty Trust, Inc.	5.0%
American Tower Corp.	4.8%
Crown Castle, Inc.	4.7%
Cellnex Telecom SA	4.5%
Prologis, Inc.	4.5%
Alexandria Real Estate Equities, Inc.	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory